Stock-based compensation - Stock Options Outstanding (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range (usd per share)	$ 18
Range of Exercise Prices, Upper Range (usd per share)	$ 51
Options outstanding (shares)	9,302,140
Options outstanding, Weighted-average remaining contractual life (in years)	2 years 8 months 12 days
Options outstanding, Weighted-average exercise price (usd per share)	$ 27.27
Options exercisable (shares)	9,302,140	21,241,568	33,703,283
Options exercisable, Weighted-average exercise price (usd per share)	$ 27.27	$ 32.57	$ 34.27
$ 18 to 31
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range (usd per share)	18
Range of Exercise Prices, Upper Range (usd per share)	$ 31
Options outstanding (shares)	8,544,242
Options outstanding, Weighted-average remaining contractual life (in years)	2 years 10 months 24 days
Options outstanding, Weighted-average exercise price (usd per share)	$ 25.68
Options exercisable (shares)	8,544,242
Options exercisable, Weighted-average exercise price (usd per share)	$ 25.68
$ 31 to 41
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range (usd per share)	31
Range of Exercise Prices, Upper Range (usd per share)	$ 41
Options outstanding (shares)	13,908
Options outstanding, Weighted-average remaining contractual life (in years)	6 months
Options outstanding, Weighted-average exercise price (usd per share)	$ 35.52
Options exercisable (shares)	13,908
Options exercisable, Weighted-average exercise price (usd per share)	$ 35.52
$ 41 to 51
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range (usd per share)	41
Range of Exercise Prices, Upper Range (usd per share)	$ 51
Options outstanding (shares)	743,990
Options outstanding, Weighted-average remaining contractual life (in years)	1 month 6 days
Options outstanding, Weighted-average exercise price (usd per share)	$ 45.39
Options exercisable (shares)	743,990
Options exercisable, Weighted-average exercise price (usd per share)	$ 45.39